SCHEDULE OF INVESTMENT (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of detailed information about investment property [abstract]
Balance, December 31, 2020	$ 48
Reallocation of advance	50
Investment	392
Share of loss of Premium Nickel	(169)
Total	$ 321